Geographic information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of lease revenues by individual countries
The following table presents the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented, based on each lessee’s principal place of business, for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020		2019		2018
	Amount	%	Amount	%	Amount	%
China (a)	$835,317	19.3%	$874,145	18.7%	$639,316	14.1%
United States	502,976	11.6%	511,676	10.9%	528,687	11.6%
Other countries (b)	2,982,713	69.1%	3,296,445	70.4%	3,369,090	74.3%
Total	$4,321,006	100.0%	$4,682,266	100.0%	$4,537,093	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category including Ireland, where our headquarters is located, accounts for more than 10% of our lease revenue.
Schedule of long-lived assets by individual countries
The following table presents the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, investment in finance and sales-type leases, net and maintenance rights assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented, based on each lessee’s principal place of business, as of December 31, 2020 and 2019:

	As of December 31,
	2020		2019
	Amount	%	Amount	%
China (a)	$7,472,852	20.4%	$7,965,456	21.0%
United States	4,257,232	11.6%	4,395,161	11.6%
Other countries (b)	24,911,580	68.0%	25,609,668	67.4%
Total	$36,641,664	100.0%	$37,970,285	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category including Ireland, where our headquarters is located, accounts for more than 10% of our long-lived assets.